Basis of Preparation of the Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices - Summary of Exchange Rates Used for Translation of Foreign Currencies (Detail)
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions in foreign currency [line items]
Closing exchange rate	0.2004	0.2371
Argentina [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.2137	0.3070	0.4110
Closing exchange rate	0.2004	0.2371
Brazil [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	3.7625	4.1850	4.8907
Closing exchange rate	3.6885	3.8387
Colombia [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.0054	0.0058	0.0059
Closing exchange rate	0.0052	0.0058
Guatemala [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	2.6212	2.7826	2.5023
Closing exchange rate	2.6666	2.5596
U.S.A. [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	20.2769	21.4860	19.2641
Closing exchange rate	20.5835	19.9487
Uruguay [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.4655	0.5110	0.5479
Closing exchange rate	0.4605	0.4712
Nicaragua [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.5765	0.6257	0.5817
Closing exchange rate	0.5795	0.5728
Honduras [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.8384	0.8678	0.7806
Closing exchange rate	0.8396	0.8215
Chile [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.0268	0.0271	0.0275
Closing exchange rate	0.0244	0.0281
Paraguay [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.0030	0.0032	0.0031
Closing exchange rate	0.0030	0.0029
Peru [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	5.2297	6.1483	5.7708
Closing exchange rate	5.1484	5.5046
Dominican Republic [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.3540	0.3766	0.3737
Closing exchange rate	0.3570	0.3416
Costa Rica [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.0325	0.0366	0.0326
Closing exchange rate	0.0319	0.0323
European Union [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	23.9835	24.5080	21.5642
Closing exchange rate	23.4220	24.3693
Bulgaria [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	12.2617	12.5284	11.0257
Closing exchange rate	11.9762	12.4594
Belarus [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	7.9932	8.8172	9.2159
Closing exchange rate	8.0279	7.5721
Croatia [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	3.1852	3.2498	2.9069
Closing exchange rate	3.1161	3.2279
Macedonia [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.3893	0.3975	0.3504
Closing exchange rate	0.3800	0.3950
Serbia [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.2040	0.2083	0.1830
Closing exchange rate	0.1992	0.2071